Derivative Financial Instruments and Hedge Accounting_Fair Value Of Non-Derivative Financial Instruments(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non Derivative Financial Instruments Designated As Hedging Instruments At Fair Value Abstract [Abstract]
Deposits in foreign currencies	₩ 32,051,000,000	₩ 0
Financial debentures in foreign currencies	₩ 99,994,000,000	₩ 199,478,000,000